Note 11 - Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Debt [Table Text Block]
	December 31, 2017	December 31, 2016

Revolving credit facility	$246,411	$259,081
Capital leases maturing at various dates through 2021	1,991	1,868
Other long-term debt maturing at various dates up to 2020	1,491	1,549
	249,893	262,498
Less: current portion	2,426	1,961

Long-term debt - non-current	$247,467	$260,537

Schedule of Maturities of Long-term Debt [Table Text Block]
2018	$2,426
2019	900
2020	142
2021	14
2022 and thereafter	246,411